Employee Benefits - Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits (Detail) $ in Thousands	Dec. 31, 2023 MXN ($)
-100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ 24,649,189
-100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(432,588)
+100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(21,708,327)
+100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ 495,862